SHARE-BASED PAYMENTS - Warrants Roll Forward (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
SHARE-BASED PAYMENTS
Debt Instrument, Convertible, Conversion Ratio		1,563
Common stock warrants
SHARE-BASED PAYMENTS
Warrant Outstanding Beginning Balance | shares	4,418,320	35,801	9,146
Granted | shares	2,327,446	6,032,700	30,120
Conversion of stock warrants upon IPO | shares			516
Exercised | shares	(802,140)	(1,650,181)	(3,869)
Forfeited | shares			(112)
Warrant Outstanding Ending Balance | shares	5,943,626	4,418,320	35,801
Common Stock Warrants Exercisable | shares	5,807,262	4,281,956	35,801
Weighted Average Exercise Price Outstanding Beginning Balance	$ 8.37	$ 412	$ 266
Class Of Warrant Or Right Warrants Outstanding Weighted Average Exercise Price Exercisable	7.78	8.42
Granted	3.98	5.61	$ 458
Conversion of stock warrants upon IPO			766
Weighted Average Exercise Price Outstanding Ending Balance	7.75	8.37	$ 412
Weighted Average Exercise Price Exercisable	7.78	8.42
Exercised	3.92	5.25	457
Forfeited			766
Weighted Average Exercise Price Outstanding Beginning Balance	$ 7.75	$ 8.37	$ 412